Barrett Growth Fund (Prospectus Summary) | Barrett Growth Fund
Barrett Growth Fund
Investment Objective
The Barrett Growth Fund (the "Fund") seeks to achieve long-term capital appreciation and to maximize after-tax returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Barrett Growth Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		1.36%
Total Annual Fund Operating Expenses	[2]	2.36%
Fee Waiver/Expense Reimbursement		(1.11%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.25%
[1]	The Fund did not incur expenses under its Distribution (Rule 12b-1) Plan during its last fiscal year. However, under such plan, the Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets.
[2]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which do not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement between Barrett Asset Management, LLC, the Fund's investment adviser ("Barrett," or the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.25% of the Fund's average net assets through September 28, 2013. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for management fees it waived and Fund expenses it paid.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 28, 2013.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Barrett Growth Fund	146	648	1,177	2,626

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the annual fund operating expenses, or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.27% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of common stocks of large-
and mid-cap U.S. companies selected by the Adviser. The Fund considers mid-cap companies to be companies with market capitalizations of approximately $1 billion to $10 billion and large-cap companies to be companies with market capitalizations greater than $10 billion. The Fund may also purchase securities with an equity component, such as preferred stock, warrants, rights or other securities that are convertible into or exchangeable for shares of common stock. The Fund may invest up to 25% of its net assets in foreign securities, and will normally make such investments through the purchase of American
Depositary Receipts ("ADRs").

The Fund takes a conservative approach to growth stock investing that emphasizes
"Growth at a Reasonable Price." The Fund invests in common stocks of high-quality companies that Barrett believes have superior growth potential and stocks that can be purchased at reasonable prices. The Fund makes investments in companies that have solid long-term earnings prospects and the Fund expects to hold these investments for prolonged periods of time, thereby avoiding short-term capital gains. The Adviser focuses on identifying companies that will produce earnings and cash flow growth in excess of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P
500® Index"). The Adviser makes investments in companies that it believes produce superior earnings at reasonable valuations. Superior relative earnings growth is usually driven by new products and services; niche products in growth sectors and industries; open-ended global growth opportunities; and cyclical companies whose margins are benefiting from a recovery in their respective industries. Stocks are sold when there is likely to be deterioration in earnings growth or other financial metrics, including balance sheet items. Maintaining a competitive industry position and management stability are also important factors in retaining a company position.
Unusually weak relative stock market performance is another signal that prompts the
Adviser to immediately reevaluate a holding.

The Adviser mitigates risk in several ways. In order to invest in a specific company the Adviser carefully analyzes the company's balance sheet and overall ability to withstand adverse economic conditions. More broadly, the Adviser diversifies the portfolio across multiple industries, economic sectors and geographic regions to reduce the risk of a particular industry's or region's weakness adversely affecting the total Fund. Since the Adviser focuses on buying companies at reasonable valuations, the risk of overpaying for companies with strong earnings growth is also reduced. The Fund invests in companies across the large - and mid-capitalization spectrum which provides the Fund with exposure to companies of different revenue and earnings levels. Finally, the Fund emphasizes objectivity in evaluating existing holdings and sells holdings when the fundamental outlook for a company is expected to deteriorate.

From time to time, the Fund may purchase options, futures contracts or other instruments, such as depositary receipts, that relate to a particular stock index, to allow the Fund to quickly invest excess cash in order to gain exposure to the markets until the Fund can purchase individual stocks.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

o Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

o General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

o Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

o Foreign Securities Risk. The risk of investments in foreign companies, including ADRs, which represent an ownership in a foreign security, involve certain risks not generally associated with investments in the securities of
  U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
  and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.
  These risks may also apply to U.S. companies that have substantial foreign operations.

o Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o Mid-Capitalization Company Risk. The mid-capitalization companies in which the
  Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

o Options and Futures Risk. Options and futures may be more volatile than investments in securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.
Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of other mutual funds with characteristics similar to those of the Fund. The
Fund is the successor to the Barrett Growth Fund, a series of the Barrett Funds
(the "Predecessor Fund"). The performance information included herein reflects the performance of the Predecessor Fund for periods prior to the reorganization, which occurred on March 30, 2010. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at http://barrettasset.com or by calling toll-free at 1-877-363-6333.
Calendar Year Returns as of December 31

The Fund's calendar year-to-date return as of June 30, 2012 was 6.74%. During the period shown in the bar chart, the best performance for a quarter was 13.25%
(for the quarter ended June 30, 2003) and the worst performance was -21.84% (for the quarter ended December 31, 2008).
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Barrett Growth Fund	Return Before Taxes	(5.76%)	(3.58%)	(0.13%)
Barrett Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(5.76%)	(3.58%)	(0.13%)
Barrett Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.75%)	(3.01%)	(0.11%)
Barrett Growth Fund S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barrett Growth Fund Lipper Large-Cap Growth Funds Index®	Lipper Large-Cap Growth Funds Index® (reflects no deductions for fees, expenses, or taxes)	(2.90%)	0.85%	1.43%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs"). In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.